SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
13.	SUBSEQUENT EVENTS

a)
On January 29, 2014 the Company closed a non-brokered private placement of 7,500,000 units of the Company at a price of Cdn$0.0525 per unit for proceeds to the Company of Cdn$393,750. Each such unit is comprised of one common share of the Company and one warrant of the Company with each such warrant entitling the holder to purchase one common share of the Company at a price of Cdn$0.07 for a period of two years.

b)
On February 20, 2014, the Company closed a non-brokered private placement of 2,000,000 units of the Company at a price of Cdn$0.075 per unit for proceeds to the Company of Cdn$150,000. Each such unit is comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of Cdn$0.10 for a period of two years.

c)
On April 10, 2014 the Company entered into an agreement with Savannah Resources plc (the "Purchaser") to sell all of the Company’s properties in Oman to the Purchaser (the “Oman Sale”). The Purchaser is an AIM-listed mineral exploration company. The Oman Sale is being effected by way of the sale to the Purchaser of all of the Company's shares in the Company's wholly-owned British Virgin Islands subsidiary, Gentor Resources Limited. The interests of the Company in its properties in Oman are held through the said subsidiary.

The consideration for the Oman Sale is as follows:

Initial Consideration: A cash payment of $800,000 payable to the Company on closing.

Deferred Consideration
(a)	The sum of $1,000,000, payable to the Company upon a formal final investment decision being made for the development of the Block 5 licence in Oman.
(b)	The sum of $1,000,000, payable to the Company upon the production of the first saleable concentrate or saleable product from ore derived from the Block 5 licence in Oman.
(c)	The sum of $1,000,000, payable to the Company within six months of the payment of the deferred consideration in (b) above.

The Purchaser may elect to pay up to 50% of the above deferred consideration by the issue of shares of the Purchaser to the Company. Closing of the Oman Sale is anticipated to occur in May 2014.